PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2022
PREPAID LAND LEASES
Summary of prepaid land leases	A summary of prepaid land leases is as follows:

	June 30,
	2021	2022
Prepaid land leases	$20,200	$16,146
Less: Accumulated amortization	(3,632)	(3,699)

	$16,568	$12,447

Schedule of Annual amortization of prepaid land leases	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
202 3	$349
202 4	349
202 5	349
202 6	349
202 7	349